LOANS AND OTHER FINANCING - Withdrawal of financial assets from its balance sheet (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
LOANS AND OTHER FINANCING
Contractual amounts pending of collection of such withdrawn assets	$ 9,090,153	$ 24,494,621
Balance at the beginning of the year	24,494,621	47,918,738
Additions	15,633,586	12,513,403
Disposals	(17,335,542)	(27,877,484)
Cash collection	(4,148,993)	(5,848,535)
Portfolio sales	(830,666)	(443,214)
Condonation	(12,355,883)	(21,585,735)
Exchange differences and other movements	(13,702,512)	(8,060,036)
Gross carrying amount	$ 9,090,153	$ 24,494,621